Computation of Basic and Diluted Earning Per Common Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net Income (Loss) From Continuing Operations, Less Noncontrolling Interests	$ (2,773)	$ 3,727
Net Loss From Discontinued Operations	(61)	(5,355)
NET LOSS ATTRIBUTABLE TO REX ENERGY	$ (2,834)	$ (1,628)
Weighted Average Common Shares Outstanding-Basic	52,367	48,744
Effect of Dilutive Securities:
Employee Stock Options	0	61
Employee Performance-Based Restricted Stock Awards	0	888
Weighted Average Common Shares Outstanding-Diluted	52,367	49,693
Earnings (loss) per Common Share:
Basic-Net Income (Loss) From Continuing Operations	$ (0.05)	$ 0.08
-Net Loss From Discontinued Operations	$ 0.00	$ (0.11)
-Net Loss	$ (0.05)	$ (0.03)
Diluted-Net Income (Loss) From Continuing Operations	$ (0.05)	$ 0.08
-Net Loss From Discontinued Operations	$ 0.00	$ (0.11)
-Net Loss	$ (0.05)	$ (0.03)